Annual Total Returns[BarChart] - PGIM Global Total Return Fund - Z	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	4.58%	13.22%	(2.06%)	4.29%	(2.99%)	2.83%	13.44%	(1.49%)	12.31%	9.99%